Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract liabilities [Abstract]
Schedule of Contract liabilities	Amounts related to contract liabilities were as follows:
	December 31, 2025	June 30, 2026
	RMB	RMB
Deferred revenue	-	7,388
Advance from customers	189	75
Total	189	7,463

Schedule of Reconciliation of the Movement In Contract Liabilities

A reconciliation of the movement in contract liabilities is as follows:

	December 31, 2025	June 30, 2026
	RMB	RMB
Beginning balance January 1	-	189
Customer prepayment and billing in advance of performance	339	8,420
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period		(189)
Revenue recognized in the period that was included in the contract liability balance during the period	(150)	(957)
Ending balance	189	7,463